Group assets and liabilities - Provisions (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Group assets and liabilities
Balance at the beginning of the year	[1]	$ 206	$ 234
Additional provisions		198	153
Unused amounts released		(10)	(19)
Utilisation during the year		(172)	(154)
Exchange differences		2	(8)
Balance at the end of the year		224	206	[1]
Provisions for staff benefits		$ 215	$ 199

[1]	The Group has adopted IFRS 9 'Financial instruments' and IFRS 17 ‘Insurance Contracts’ from 1 January 2023 as described in note A2.1. Accordingly, the 31 December 2022 and 1 January 2022 comparative statements of financial position and related notes have been re-presented from those previously published